14 Right-of-use assets and Lease Liability (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Right-of-use assets, beginning balance
Transfer of fixed assets	97,995
Initial Adoption	2,314,240
Addition	759,790
Depreciation	(500,819)
Disposal	(122,488)
Foreign currency translation adjustment	56,936
Right-of-use assets, ending balance	2,605,654
Buildings and Constructions [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Initial Adoption	207,524
Addition	153,771
Depreciation	(27,759)
Disposal	(122,488)
Foreign currency translation adjustment	1,122
Right-of-use assets, ending balance	212,170
Computer Equipment and Goods [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Transfer of fixed assets	2,726
Initial Adoption	4,932
Addition	6,179
Depreciation	(1,446)
Foreign currency translation adjustment	132
Right-of-use assets, ending balance	12,523
Machinery and Equipment [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Transfer of fixed assets	7,956
Initial Adoption	526,318
Addition	344,928
Depreciation	(136,615)
Foreign currency translation adjustment	661
Right-of-use assets, ending balance	743,248
Ships [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Initial Adoption	906,495
Addition	150,670
Depreciation	(191,778)
Right-of-use assets, ending balance	865,387
Rail Cars [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Transfer of fixed assets	87,313
Initial Adoption	633,492
Addition	103,169
Depreciation	(132,728)
Foreign currency translation adjustment	54,794
Right-of-use assets, ending balance	746,040
Vehicles [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Initial Adoption	35,479
Addition	1,073
Depreciation	(10,493)
Foreign currency translation adjustment	227
Right-of-use assets, ending balance	R$ 26,286